INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES (Details) (USD $)	12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011
Investments in and receivables from affiliates
Investments in and receivables from affiliates	$ 270,609,000	$ 286,537,000
Equity in earnings of affiliates	20,513,000	38,691,000	26,757,000
Dividends received from affiliates	34,000,000	37,100,000	4,000,000
Minimum
Investments in and receivables from affiliates
Ownership percentage	20.00%
Maximum
Investments in and receivables from affiliates
Ownership percentage	50.00%
MegaMex Foods, LLC
Investments in and receivables from affiliates
Ownership percentage	50.00%
Investments in and receivables from affiliates	203,413,000	205,315,000
Equity in earnings of affiliates	17,261,000	35,762,000	24,532,000
Gross excess of investment over the underlying equity in net assets of the joint venture	21,300,000
Foreign Joint Ventures
Investments in and receivables from affiliates
Investments in and receivables from affiliates	67,196,000	81,222,000
Equity in earnings of affiliates	3,252,000	2,929,000	3,423,000
Foreign Joint Ventures | Minimum
Investments in and receivables from affiliates
Ownership percentage	26.00%
Foreign Joint Ventures | Maximum
Investments in and receivables from affiliates
Ownership percentage	50.00%
Other
Investments in and receivables from affiliates
Equity in earnings of affiliates			$ (1,198,000)